Retirement Plans - Components of Net Periodic Pension Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 939	$ 846
Interest cost	915	798
Expected return on plan assets	(858)	(828)
Net amortization and deferral	359	342
Net periodic benefit cost	1,355	1,158
Net loss (gain) recognized in other comprehensive income	2,829	1,962
Total recognized in net periodic benefit cost and other comprehensive income (before tax)	$ 4,184	$ 3,120